Benefit Plans (Weighted Average Assumptions Used To Determine Benefit Obligations) (Details)	Dec. 31, 2011	Dec. 31, 2010
Benefit Plans [Abstract]
Discount rate	5.18%	5.50%
Rate of compensation increase	3.00%	3.00%